ACCOUNTING PRINCIPLES	12 Months Ended
Dec. 31, 2024
General Information About Financial Statements [Abstract]
ACCOUNTING PRINCIPLES	NOTE 1: ACCOUNTING PRINCIPLES
ArcelorMittal (“ArcelorMittal” or the “Company”), together with its subsidiaries, owns and operates steel manufacturing and mining facilities in Europe, North and South America, Asia and Africa.
Collectively, these subsidiaries and facilities are referred to in the consolidated financial statements as the “operating
subsidiaries”. These consolidated financial statements were
authorized for issuance on March 10, 2025 by the Company’s
Board of Directors. 1.1    Basis of presentation
The consolidated financial statements have been prepared on a historical cost basis, except for equity instruments and certain trade receivables at fair value through other comprehensive
income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell,
inventories, which are measured at the lower of net realizable value or cost, and the financial statements of the Company’s
Venezuelan tubular production facilities Industrias Unicon CA
(“Unicon”) and the Company's Argentinian operation Acindar
Industria Argentina de Aceros S.A. ("Acindar"), for which
hyperinflationary accounting is applied (see note 2.2.2). The consolidated financial statements have been prepared in
accordance with International Financial Reporting Standards
(“IFRS”) as issued by the International Accounting Standards
Board (“IASB”) and are presented in U.S. dollar with all amounts rounded to the nearest million, except for share and per share data.
1.2 Climate change disclosures
The Company continues to develop its assessment of the
potential impacts of climate change and the transition to a low carbon economy and has considered such impacts when
preparing its consolidated financial statements. ArcelorMittal's decarbonization strategy aims to achieve carbon neutrality by
2050 in line with the United Nations' Paris agreement. The
Company had previously announced the intention to invest in
lower carbon emissions “hydrogen ready” DRI-EAF facilities to replace several blast furnaces across its European business, as a key strategic first step towards reducing emissions. In all cases, the host countries offered funding support for these
projects, with the approval of the European Commission. These projects were premised on a favorable combination of policy, technology and market developments that would facilitate
decarbonization investment by helping offset the significantly higher capital and operating costs that this transition strategy would involve. This included being able to use natural gas until green hydrogen became competitive. However European policy,
energy and market environments have not moved in a favorable direction. Green hydrogen is evolving very slowly towards being a viable fuel source and natural gas based DRI production in
Europe is not yet competitive as an interim solution.
Furthermore, there are significant weaknesses in the carbon
border adjustment mechanism ("CBAM"), trade protection
measures need strengthening in response to increasing imports due to China overcapacity, and there is limited willingness
among customers to pay premiums for low-carbon emissions
steel. Before taking final investment decisions, ArcelorMittal considers that it is necessary to have full visibility on the policy environment that will ensure higher cost steelmaking can be
competitive in Europe without a global carbon price. It expects several important developments in 2025, including the
scheduled review of the CBAM, an anticipated review of the
steel safeguards, and the publication of the Steel and Metals
Action Plan. When complete, these initiatives will provide the parameters needed to shape the business case for
decarbonization investments in Europe. In the meantime,
ArcelorMittal is continuing with engineering work, as well as analyzing a phased approach that would first start with
constructing EAFs, which can also be fed with scrap steel to significantly reduce emissions.
In May 2024, ArcelorMittal started the construction of an EAF for long products at its Gijón plant, which is expected to produce its first heat in the first quarter of 2026. This investment of €213 will be the first major EAF project to be implemented within the
Company’s decarbonization program in Europe and will
constitute the first step towards low-carbon emissions
steelmaking in Asturias. The new facility will have an annual production capacity of 1.1 million tonnes of semi-finished steel products, which will be supplied to the rail and wire-rod mills at the plant. Initially, steel production through the new EAF will lead to a reduction in CO2 emissions of over 35%; the reduction in emissions could reach 1 million tonnes of CO2 equivalent a year once the transition phase has been completed.
The longer timeline required for final investment decisions will not impact the Company’s ability to meet customer demand for low-carbon emissions steel. There has been good progress with the Company's efforts to increase production to 1.6 million
tonnes by 2026 at its flat products plant in Sestao where it has two EAFs and where much of this production will be low-carbon emissions steel. Longer term, the Company remains committed
to all technologies that offer the potential to take steelmaking to near-zero. This includes carbon capture utilization and storage
("CCUS"), although like green hydrogen, this technology is likely to only make a meaningful difference after 2030. It already has one industrial scale CCU facility operational at its plant in Ghent,
Belgium, and a further two pilot projects underway in Ghent (see below).
The Company's decarbonization roadmap also includes the
following sets of actions and initiatives that acts as stepping-
stones toward the goal of achieving net-zero carbon emissions by 2050:
•Increasing the proportion of scrap used in the steelmaking
process: the Company can increase the use of low-quality
scrap in the BF-BOF steelmaking process by improving
steel scrap sorting and classification, installing scrap pre-
melting technology, and adjusting the steelmaking process
to accommodate scrap. Since 2022, the Company has
completed the acquisition of three specialist scrap metal
recyclers as the Company continually seeks to enhance its
ability to source scrap steel (see note 2.2.4).
•Transforming the energy used in the steelmaking process:
this is expected to involve shifting to one or a combination of three alternatives: clean electricity (which could be in the form of green hydrogen), CCU coupled with CCS to ensure
no carbon is emitted, and use of circular carbon either
through natural or synthetic carbon cycles. In November
2023, industrial production of ethanol commenced at
ArcelorMittal’s commercial flagship CCU facility in Ghent,
Belgium. The €200 million Steelanol facility is a first of its kind for the European steel industry, deploying technology
developed by leading carbon utilization company
LanzaTech. This facility captures carbon-rich waste gases
from steelmaking and biologically convert them into
advanced ethanol through LanzaTech’s biobased process.
•Investing in clean electricity used in the steelmaking
process: The Company plans to look for more and varied
opportunities in the renewables sector to provide sufficient access to clean energy at affordable prices, purchase
renewable energy certificates and make more use of direct
power purchase agreements with suppliers from
renewables projects. In June 2024, the ‘round the clock’
renewable energy project between ArcelorMittal and
Greenko Group, India's leading energy transition company,
began commissioning with power supply commenced in
September 2024. The 975 MW nominal capacity facility
represents a 0.7 billion investment and combines solar and
wind power. It is supported by Greenko’s hydro pumped
storage project, which helps to overcome the intermittent
nature of wind and solar power generation. The project
provides for uninterrupted renewable power to be supplied
annually to AMNS India (ArcelorMittal’s joint venture
company in India) resulting in over 20% of the electricity
requirement at AMNS India’s Hazira plant coming from
renewable sources, reducing carbon emissions by
approximately 1.5 million tonnes per year. In May 2023,
ArcelorMittal formed a joint venture with Casa dos Ventos,
one of Brazil’s largest developers and producers of
renewable energy projects, to develop a 554 MW wind
power project  aiming to secure and decarbonize a
considerable proportion of the Company's wholly-owned
subsidiary ArcelorMittal Brasil’s future electricity needs and which is set to be commissioned in 2025. In August 2024,
ArcelorMittal Brasil also signed contracts with Casa dos
Ventos and Atlas Renewable Energy for the development of
two joint ventures for solar energy projects with a combined capacity of 465 MW, equivalent to 14% of its current
electricity requirements in Brazil. Project commissioning is expected before the end of 2025.
Considering the risks related to climate change and the
Company's commitment established under the Paris agreement,
ArcelorMittal provides explicit information in the notes to these consolidated financial statements regarding how climate change affects the Company's financial information. The Company
presents below the references to the various notes where issues associated with climate change are addressed:

Topic	Note	Content
Estimate and judgment	Note 1.3 Use of judgment and estimates
Judgments and estimates made in assessing the impact of climate change and the transition to a low carbon economy: useful lives of property, plant and equipment, estimates of future cash flow projections for impairment of non-financial assets, decommissioning costs, renewable power purchase agreements

Sustainable investment	•Note 2.2.4 Acquisitions •Note 2.4.1 Joint ventures •Note 2.5 Other investments •Note 5.2 Property, plant and equipment and biological •Note 9.4 Commitments	Investments in renewable energy projects, scrap metal recycling businesses and breakthrough technologies through ArcelorMittal XCarb® Innovation Fund, renewable power purchase agreements
Measurement of non- financial assets	Note 5.1 Goodwill and intangible assets	Recognition and measurement of emission rights
	Note 5.2 Property, plant and equipment and biological assets	Residual useful lives of certain assets, capital expenditures with respect to decarbonization strategy
	Note 5.3 Impairment of intangible assets, including goodwill, and tangible assets	Inclusion of climate-related risks in the assumptions for impairment testing
Provisions	Note 9.1 Provisions	Recognition of emission obligations
Share-based payments	Note 8.3 Share-based payments	Description of equity incentive plans requiring achievement of specific climate- related targets

1.3    Use of judgment and estimates
The preparation of consolidated financial statements in
conformity with IFRS recognition and measurement principles
and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses.
Management reviews its estimates on an ongoing basis using
currently available information. Changes in facts and
circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the
Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be
read in conjunction with the notes mentioned in the summary:
Deferred tax assets (note 10.4): The Company assesses the
recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these
assets and the time frame for their utilization. In addition, the
Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated
depending on the interpretation, which may be uncertain, of
applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and
circumstances.
Provisions for pensions and other post-employment benefits
(note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are
determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience
changes.
Provisions (note 9): Provisions, which result from legal or
constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises.
They are reviewed periodically to take into consideration
changes in laws and regulations and underlying facts and
circumstances.
Impairment of tangible and intangible assets, including goodwill and impairment reversal (note 5.3): In order to assess the
recoverable amount of tangible assets, intangible assets and goodwill, the Company mainly determines their value in use on the basis of the present value of cash flow projections. The estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market. When determining value in use,
management also applies judgement when assessing whether
cash flows expected to arise to achieve sustainability and
decarbonization targets are deemed to maintain the same level of economic benefits or whether they improve or enhance the
asset's performance (see also below judgments and estimates
made in assessing the impact of climate change and the
transition to a low carbon economy). Discount rates are
reviewed annually.
Impairment of associates and joint ventures (note 2.4.4.):
Whenever there is an indication of impairment related to
investments accounted for under the equity method, the
Company performs an impairment test based, amongst others,
on an estimate of its share in the present value of the projected future cash flows expected to be generated by operations of
associates and joint ventures and, similarly to impairment
testing of tangible and intangible assets, including goodwill, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market.
Business combinations (note 2.2.3): Assets acquired and
liabilities assumed as part of a business combination are
recorded at their acquisition-date fair values. Similarly,
consideration including consideration receivable and contingent consideration is measured at fair value. In connection with each of its acquisitions, the Company undertakes a process to identify all assets and liabilities acquired, including intangible assets.
Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include
judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination. Estimated fair values are based on information available at acquisition date and on
expectations and assumptions that have been deemed
reasonable by management. There are several methods that
can be used to determine the fair value of assets acquired and liabilities assumed. The "income approach" is based on the
forecast of the expected future cash flows adjusted to present value by applying an appropriate discount rate that reflects the risk factors associated with the cash flow streams. Some of the more significant estimates and assumptions inherent in the
income method or other methods include the amount and timing of projected future cash flows; the discount rate selected to measure the risks inherent in the future cash flows (weighted average cost of capital); the assessment of the asset's life cycle and the competitive trends impacting the asset, including
consideration of any technical, legal, regulatory or economic barriers to entry. The "cost approach" estimates the value of an asset based on the current cost to reproduce of replace the
asset. Replacement cost is determined based on market data
subsequently adjusted for physical, functional and economic
obsolescence. The most common purchase accounting
adjustments relate to the following assets and liabilities:
•The fair value of identifiable intangible assets (generally patents, customer relationships, technology, brand or
favorable contracts) is estimated based on the above-
mentioned income approach;
•Property, plant and equipment is recorded at market value,
or, if not available, depreciated replacement cost;
•The fair value of pension and other post-employment
benefits is determined separately for each plan using
actuarial assumptions valid as of the acquisition date
relating to the population of employees involved and the fair value of plan assets.
•Inventories are estimated based on expected selling prices
at the date of acquisition reduced by an estimate of selling expenses and a normal profit margin.
•Adjustments to deferred tax assets and liabilities of the
acquiree are recorded to reflect the deferred tax effects of the fair value adjustments relating to identifiable assets and liabilities other than goodwill.
Determining the estimated residual useful lives of tangible and intangible assets acquired requires judgement and certain
intangible assets may be considered to have indefinite useful lives.
Financial instruments (note 6.1.5) and financial amounts
receivable (note 4.5 and 4.6): Certain of the Company's financial instruments are classified as Level 3 as they include
unobservable inputs.
Mineral reserve and resource estimates (note 5.2): Proven iron ore reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and
operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Mineral resource estimates constitute the part of a mineral deposit that have the potential to be economically and legally extracted or produced at the time of the resource
determination. The potential for economic viability is established through qualitative evaluation of relevant technical and
economic factors likely to influence the prospect of economic extraction. A measured mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape, and physical characteristics are so well established that they can be estimated with confidence sufficient to allow the
appropriate application of technical and economic parameters, to support production planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration, sampling and testing information gathered through appropriate techniques from locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough to confirm both geological and grade continuity. An
indicated mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape and physical characteristics, can be estimated with a level of confidence sufficient to allow the appropriate application of technical and economic parameters, to support mine planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration sampling and testing
information gathered through appropriate techniques from
locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough for geological and grade continuity to be reasonably assumed. An inferred mineral
resource is that part of a mineral resource for which quantity and grade or quality can be estimated on the basis of geological evidence and limited sampling, and reasonably assumed but not verified geological and grade continuity. The estimate is based on limited information and sampling gathered through
appropriate techniques from locations such as outcrops,
trenches, pits, workings and drill holes. Estimates of mineral reserves and resources and the estimates of mine life have
been prepared by ArcelorMittal experienced engineers and
geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external
consultants. Reserves and resources are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves and resources, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and
exchange rates. Estimating the quantity and/or grade of
reserves and resources requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and
difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves and resources change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves and resources may change from period to period.
Judgments and estimates made in assessing the impact of
climate change and the transition to a low carbon economy
Assumptions in respect of climate change and the transition to a low carbon economy may impact the Company’s significant
judgements and key estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods. The main judgements and estimates made by ArcelorMittal when preparing the 2024
consolidated financial statements with respect to the expected effects of climate change and the transition to a low carbon economy are described below.
•Property, plant and equipment: Considering the expected
date of retirement of some assets in particular certain blast furnaces, basic oxygen furnaces, sinter plants and coke
plants following investments in low-carbon steelmaking
technologies, the Company decreased estimates of residual
useful lives of such items of property, plant and equipment
for its flat steel operations in the EU and in Canada.
•Impairment of tangible and intangible assets, including
goodwill: Value in use calculations relating to flat steel
operations in the EU and in Canada, which apply the BF-
BOF route, include the impact of decarbonization at the
level of cash flow projections as decarbonization is
necessary to maintain the level of economic benefits
expected to arise from the assets in their current condition considering the legal obligation of carbon neutrality for
these operations; accordingly the Company developed
assumptions in determining related capital expenditures
which reflect announced commitments and initiatives in
place, costs associated with operating the new technologies
which are expected to be deployed in the short to medium
term, commodity prices and carbon emission costs on the
basis of historical experience and expectations of future
changes. This requires to assess the future development in
supply, technology change, production changes and other
important factors. For other operations, discount rates are
increased to include a risk premium relative to the future
estimated decarbonization cost. Due to economic
developments, uncertainties over the pace of transition to
low-emission technologies, political and environmental
actions that will be taken to meet the carbon reduction
goals, regulatory changes and emissions activity arising
from climate-related matters, the Company’s assumptions
used in the recoverable amount calculations, such as
capital expenditure, carbon emission costs, level of public
funding and other assumptions are inherently uncertain,
which could result in significant changes to value in use
calculations in future periods and affect impairment
assessments.
•Decommissioning costs: Over the next ten years, the
retirement of certain above-mentioned assets in the context
of the transition to low-carbon steelmaking infrastructures
may lead to certain decommissioning costs. The Company
considered such costs in its value in use calculations but it has not recognized decommissioning provisions related to
decarbonization as the obligating event has not occurred
yet. Decommissioning cost estimates are based on the
known regulatory and external environment. These cost
estimates may change in the future including as a result of
the transition to a lower carbon economy.
•Renewable power purchase agreements: The Company
enters into power purchase agreements ("PPAs"), which
provide for the physical delivery of renewable energy and
enable ArcelorMittal to reduce its indirect emissions (Scope
2) related to energy purchases. The Company analyzes the
accounting treatment for such contracts based on their
relevant terms. When they do not comply either with the
requirements of IFRS 10 for the existence of control or
IFRS 11 for joint control over a company or regarding the
existence of joint operation over an asset, IFRS 16 for the
recognition of a lease, or with the definition of a derivative under IFRS 9, they are accounted for as an executory
contract on the basis of the own use exemption when the
relevant conditions are met (see note 9.4). Virtual PPAs
including a cash settlement based on the difference
between the contract price and the market price are
recognized as financial instruments in accordance with
IFRS 9.
Situation in Ukraine and collateral consequences
The Company's operations in Ukraine consist of a steel plant, which produced 1.6 million tonnes of steel (mainly billets,
rebars, wire rods, light sections and merchant bars) in 2024 (1.0 million tonnes in 2023), and (captive) mines that produced 7.8 million tonnes of iron ore in 2024 (4.6 million tonnes in 2023);
the related carrying amount of property, plant and equipment remained unchanged at 0.7 billion on the Company’s statement of financial position at December 31, 2024 as compared to
December 31, 2023. In 2024, the Company’s Ukrainian
operations (and in particular its Kryvyi Rih steel plant) recorded
1.5 million of steel shipments (0.9 million tonnes in 2023), generating 1.6 billion of sales (1.2 billion in 2023) including 0.5 billion of sales (0.5 billion in 2023) to customers located in
Ukraine.
Following the war outbreak on February 24, 2022, the Company idled its Ukrainian operations on March 3, 2022 but restarted blast furnace No.6 (one of the three blast furnaces representing approximately 20% of ArcelorMittal's Kryvyi Rih ("AMKR") pig iron capacity) on April 11, 2022 to resume low levels of pig iron production. Iron ore production was approximately at 55% of
capacity during the first half of 2022. During the third quarter, iron ore production was temporarily suspended due to weaker
demand and logistic constraints but restarted in early October
2022 at approximately 25% level. During the first half of 2023, the Company continued to ramp up operations and operated
two of three blast furnaces until end of May 2023 following the restart of blast furnace No.8 on April 14, 2023. On June 6, 2023, following the destruction of the Nova Kakhovka reservoir's dam,
AMKR temporarily suspended steelmaking and production of
rolled products to reduce water consumption. As a result, the
Company shut down blast furnace No.6 slightly earlier than
planned for a major planned repair but continued to operate
blast furnace No.8. In July 2023, AMKR announced that it had completed the construction of a new pumping station and 5
kilometers pipeline to supply water to the city and to ensure full coverage of its production needs. In November 2024, AMKR
stopped blast furnace No. 6 following its restart in April 2024 after completion of repair. AMKR is currently operating its open pit mining and steel facilities at 75% and 23%, respectively.
ArcelorMittal continued to exercise control over its Ukrainian operations and key production assets have not been seriously damaged at the date of this report. In addition, despite the lower level of activity, none of the assets are held for sale or were discontinued.
In the context of the annual impairment test of intangible
assets, including goodwill, and tangible assets, the Company revised its future cash flow projections and considering that there is significant uncertainty about the evolution of the
geopolitical context in Ukraine and the timing and ability for the
Company to resume production to a normal level, which resulted in a substantial increase in the discount rate, ArcelorMittal recognized in 2022 a 1,026 impairment loss of property, plant and equipment and intangibles (see note 5.3). In 2024, the
Company applied in its value in use calculation separate
discount rates over the discrete projections period, including a higher country risk premium for the cash flow projections until the end of 2025 and a return to a pre-war country risk premium after 2025 and for the terminal value calculation (see note 5.3)
as value in use is sensitive to a difference in country risk for different periods. It concluded that the recoverable amount
remains in excess of the carrying amount. Conversely, if the ongoing conflict between Russia and Ukraine persists, it could continue to have a material effect on the overall macroeconomic environment potentially affecting steel and iron ore demand and prices as well as energy costs. It could also result in further reduced production, sales and income with respect to the
Company's Ukrainian operations thus increasing the risk that the Company may need to record an additional impairment
charge with respect to such operations in the future.
The increased geopolitical risks induced by the war in Ukraine have adversely impacted global macroeconomic conditions
leading to inflationary pressure, rising interest rates and energy costs since early 2022. In 2023, while energy prices declined and inflationary pressure started to dissipate, high interest rates continued to constrain activity. As of October 1, 2024, when goodwill was tested for impairment, discount rates applied for value in use calculations included lower country risk premiums, in particular in Ukraine, while the higher risk-free rate remained relatively stable as compared to October 1, 2023. While the
Company expects near-term demand to remain subdued, given
the low inventory environment, especially in Europe, it expects restocking activity to supplement real demand improvement in time.
1.4.1 Adoption of new IFRS standards, amendments and
interpretations applicable from January 1, 2024
On January 1, 2024, the Company adopted the narrow-scope
amendments to IAS 1 which clarify how to classify debt and
other liabilities as current or non-current. The amendments aim to promote consistency in applying the requirements by helping companies to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments
include clarifications about the classification requirements for debt a company might settle by converting it into equity.
In addition, on January 1, 2024, the Company adopted the
following amendments:
•'Non-current Liabilities with Covenants (Amendments to IAS
1)' to clarify how conditions with which an entity must
comply within twelve months after the reporting period
affect the classification of a liability.
•Amendments to IFRS 16  'Leases' with respect to the lease
liability in a sale and leaseback transaction. The
amendments require a seller-lessee to subsequently
measure lease liabilities arising from a leaseback in a way
that it does not recognize any amount of the gain or loss
that relates to the right of use it retains. The new
requirements do not prevent a seller-lessee from
recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease.
•'Supplier Finance Arrangements (Amendments to IAS 7 and
IFRS 7)' to add disclosure requirements, and ‘signposts’
within existing disclosure requirements, which require
entities to provide qualitative and quantitative information about supplier finance arrangements. In particular, entities will have to disclose in the notes information that enables
users of financial statements to (i) assess how supplier
finance arrangements affect an entity’s liabilities and cash flows and to (ii) understand the effect of supplier finance
arrangements on an entity’s exposure to liquidity risk and
how the entity might be affected if the arrangements were
no longer available to it.
The adoption of these amendments did not have a material
impact to the Company's consolidated financial statements.
The Company has adopted 'International Tax Reform – Pillar
Two Model Rules (Amendments to IAS 12)' upon release on
May 23, 2023. The amendments provided a temporary
mandatory exception from deferred tax accounting for the top-up tax, which was effective immediately, and required new
disclosures about the Pillar Two exposure as of December 31,
2023. The Company has applied a temporary mandatory relief
from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when incurred.